PAGE 1
IDS Cash Management Fund
1995 annual report

(prospectus enclosed)

(Icon of) piggy bank

The goal of Cash Management Fund, a part of IDS Money Market
Series, Inc., is to provide maximum current income consistent with liquidity and stability of principal. The fund invests in money market securities.

(This annual report includes a prospectus that describes in detail the fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by
American Express
Financial Advisors Inc.
PAGE 2
A cache for cash

(Icon of) piggy bank

Keeping a portion of your investment portfolio in a cash reserve is a cornerstome of a sound financial strategy. And a money market mutual fund that stressese stability of your investment principal and easy access when you need it is an excellent way to meet that need. That's what Cash Management Fund is all about. For you, that translates into peace of mind, plus a competitive return on your money.
PAGE 3
Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the fund performed.

The prospectus, which is bound into the middle of this annual report, describes the fund in detail.

1995 annual report

From the president                                  4
From the portfolio manager                          4
Making the most of your fund                        6
Independent auditors' report                        7
Financial statements                                8
Notes to financial statements                      11
Investments in securities                          15
IDS mutual funds                                   20
Federal income tax information                     23

1995 prospectus

The fund in brief
Goal                                                3p
Types of fund investments                           3p
Manager and distributor                             3p
Portfolio manager                                   3p
Alternative sales arrangements                      3p

Sales charge and fund expenses                      4p

Performance
Financial highlights                                6p
Yield                                               7p
Key terms                                           8p

Investment policies and risks
Facts about investments and their risks             9p
Alternative investment option                      10p
Valuing assets                                     10p

How to buy, exchange or sell shares
Alternatie sales arrangements                      11p
How to buy shares                                  13p
How to exchange shares                             16p
How to sell shares                                 16p
Class B - contingent deferred sales
  charge alternative                               21p
Waivers of the sales charge for Class B shares     22p

Special shareholder services
Services                                           23p
Quick telephone reference                          23p

PAGE 4
Distributions and taxes
Dividend and capital gain distributions            24p
Reinvestments                                      24p
Taxes                                              24p

How the fund is organized
Shares                                             27p
Voting rights                                      27p
Shareholder meetings                               27p
Directors and officers                             27p
Investment manager and transfer agent              29p
Distributor                                        30p

About American Express Financial Corporation
General information                                31p
PAGE 5
To our shareholders

(Photo of) William R. Pearce
President of the fund

(Photo of) Terry Fettig
Portfolio manager

From the president

As I indicated in the fund's previous reports, new agreements between the fund and American Express Financial Corporation were approved by shareholders in November 1994. The new agreements became effective when the fund began offering multiple classes of shares on March 20, 1995.

The advantage of offering more than a single class of shares is that investors may choose how they wish to pay sales charges. A portion of these charges compensates your American Express financial advisor (formerly called your IDS planner), who is committed to providing you with outstanding services.

Adding new classes of mutual find shares does make the presentation of financial information in this report more complex. However, we will continue our effort to make the reports easier to read and understand. Meanwhile, your American Express financial advisor is available to answer your questions.

William R. Pearce

From the portfolio manager

Ongoing economic growth fostered increases in short-term interest rates during most of IDS Cash Management Fund's fiscal year (august 1994 through July 1995). Consistent with that trend, the fund's yield also increased. For the seven-day period ended July 31, 1995, the fund's compound annualized yield was 5.33% for Class A and Class Y and 4.55% for Class B, and the simple annualized yield was 5.19% for Class A and Class Y shares and 4.44% for Class B. In keeping with its objective, the fund maintained a stable $1 per share price throughout the 12-month period.

A long run

The rise in short-term interest rates actually began in February 1994, when the Federal Reserve Board started raising rates with the intention of slowing down the economy and, therefore, preventing an increase in the rate of inflation. (The Fed adjusts short-term rates based on the condition of the economy and the inflation outlook. When the economy appears weak and inflation is low, the Fed usually lowers rates to stimulate the economy. When the economy appears to be expanding rapidly, the Fed usually pushes up short-term interest rates to try to moderate economic growth and keep inflation in check.) The Fed's efforts led to higher rates on the securities in which the fund invests and, ultimately, to a higher fund yield.

Trend reverses

PAGE 6
The trend came to an end in January of this year, when the Fed implemented its last rate hike. At that point, short-term interest rates leveled off and subsequently marked time until July, when the Fed, given evidence of slower economic growth and unthreatening inflation news, reversed policy and pushed rates down slightly.

Because this fund's top priority is to provide a stable cash investment for shareholders, I maintained my conservative portfolio-management approach throughout the past fiscal year. This means an exclusive focus on high-grade securities and only subtle shifts in portfolio structure.

As we enter a new fiscal year, I expect the economy will continue to expand at a modest pace in the months ahead while inflation remains largely in check. In such a scenario, I think it's probably that the Fed will either take a hands-off approach regarding short-term rates or nudge them down a bit more. Should that prove true, the fund's current yield would stay essentially the same or decline only slightly reflecting the marketplace.

Terry Fettig

Class A
12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1995         $1.00
July 31, 1994         $1.00
Increase              $ --

Distributions
Aug. 1, 1994-July 31, 1995
From income           $0.049
From capital gains    $ --
Total distributions   $0.049
Total return**        +5.0%***

Class B
March 20, 1995-July 31, 1995
(All figures per share)

Net asset value (NAV)
July 31, 1995         $1.00
March 20, 1995*       $1.00
Increase              $ --

Distributions
March 20, 1995*-July 31, 1995
From income           $0.020
From capital gains    $ --
Total distributions   $0.020
Total return**        +2.0%***

PAGE 7
Class Y
March 20, 1995-July 31, 1995
(All figures per share)

Net asset value (NAV)
July 31, 1995         $1.00
March 20, 1995*       $1.00
Increase              $ --

Distributions
March 20, 1995*-July 31, 1995
From income           $0.023
From capital gains    $ --
Total distributions   $0.023
Total return**        +2.3%***

*  Inception date.
** The prospectus discusses the effects of sales charges, if any, on the various classes.
***The total return is a hypothetical investment in the fund with all distributions reinvested.

PAGE 8
Making the most of your fund

Average annual total return
(as of July 31, 1995)

Class A
1 year             5 years            10 years
+5.02%             +4.09%             +5.65%

Total returns for Class A, Class B and Class Y for the period from March 20, 1995 to July 31, 1995 were 2.29%, 2.00% and 2.30%, respectively. March 20, 1995 was the inception date for Class B and Class Y. Total return for Class A is shown for comparative purposes. The performance of Class B will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.
PAGE 9
               Independent auditors' report

               The board of directors and shareholders
               IDS Money Market Series, Inc.:


               We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Cash Management Fund (a series of IDS Money Market Series, Inc.) as of July 31, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended July 31, 1995, and the financial highlights for each of the years in the ten-year period ended July 31, 1995. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

               We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Cash Management Fund at July 31, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period ended July 31, 1995, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



               KPMG Peat Marwick LLP
               Minneapolis, Minnesota
               September 1, 1995

PAGE 10

                         Statement of assets and liabilities

                         IDS Cash Management Fund
                         July 31, 1995
______________________________________________________________________________________________________________

                         Assets
______________________________________________________________________________________________________________
Investments in securities, at value (Note 1)
  (identified cost $1,878,400,128)                                                              $1,878,400,128
Cash in bank on demand deposit                                                                      12,633,483
Accrued interest receivable                                                                          1,713,651
_____________________________________________________________________________________________________________
Total assets                                                                                     1,892,747,262
_____________________________________________________________________________________________________________

                         Liabilities
____________________________________________________________________________________________________________
Dividends payable to shareholders                                                                    1,298,290
Accrued investment management services fee                                                              60,990
Accrued distribution fees                                                                                7,703
Accrued transfer agency fee                                                                             44,415
Accrued administrative services fee                                                                      5,765
Other accrued expenses                                                                                 208,920
_____________________________________________________________________________________________________________
Total liabilities                                                                                   1,626,083
_____________________________________________________________________________________________________________
Net assets applicable to outstanding capital stock                                              $1,891,121,179
_____________________________________________________________________________________________________________

                         Represented by
_____________________________________________________________________________________________________________
Capital stock -- authorized 10,000,000,000 shares of $.01 par value;                            $   18,911,988
Additional paid-in capital                                                                       1,872,239,395
Undistributed net investment income                                                                        948
Accumulated net realized loss                                                                         (30,152)
_____________________________________________________________________________________________________________
Total -- representing net assets applicable to outstanding capital stock                        $1,891,121,179
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares: Class A                                           $1,707,277,685
                                             Class B                                           $   98,045,864
                                             Class Y                                           $   85,797,630
Net asset value per share of outstanding capital stock: Class A shares 1,707,346,677           $         1.00
                                                        Class B shares    98,048,196           $         1.00
                                                        Class Y shares    85,803,933           $         1.00

See accompanying notes to financial statements.
PAGE 11
                          Financial statements

                          Statement of operations
                          IDS Cash Management Fund
                          Year ended July 31, 1995
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________
Income:
Interest                                                                                          $84,566,077
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                                   4,733,219
Distribution fee
  Class A                                                                                              735,343
  Class B                                                                                              138,187
Transfer agency fee                                                                                  4,013,453
Incremental transfer agency fee - Class B                                                                1,160
Administrative services fee                                                                            177,389
Compensation of directors                                                                                1,936
Compensation of officers                                                                                13,350
Custodian fees                                                                                          95,284
Postage                                                                                                441,455
Registration fees                                                                                      211,631
Reports to shareholders                                                                                190,141
Audit fees                                                                                              31,250
Administrative                                                                                          10,841
Other                                                                                                    5,798
_____________________________________________________________________________________________________________
Total expenses                                                                                     10,800,437
_____________________________________________________________________________________________________________
Investment income -- net                                                                            73,765,640
_____________________________________________________________________________________________________________

                          Realized gain -- net
_____________________________________________________________________________________________________________
Net realized gain (Note 3)                                                                                755
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                               $73,766,395
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE

PAGE 12

                          Financial statements

                          Statements of changes in net assets
                          IDS Cash Management Fund
                          Year ended July 31,
_____________________________________________________________________________________________________________

                          Operations and distributions                                  1995              1994
_____________________________________________________________________________________________________________
Investment income -- net                                                      $   73,765,640    $   27,818,919
Net realized gain                                                                        755             6,546
_____________________________________________________________________________________________________________

Net increase in net assets resulting from operations                              73,766,395        27,825,465
_____________________________________________________________________________________________________________
Distributions to shareholders from:
 Net investment income
   Class A                                                                      (71,448,349)      (27,818,831)
   Class B                                                                         (871,329)                --
   Class Y                                                                       (1,445,224)                --
_____________________________________________________________________________________________________________

Total distributions                                                             (73,764,902)      (27,818,831)
_____________________________________________________________________________________________________________

                          Capital share transactions at constant $1 net asset value
_____________________________________________________________________________________________________________
Proceeds from sales
  Class A shares                                                               5,083,998,091     3,450,597,013
  Class B shares                                                                 145,099,672                --
  Class Y shares                                                                 149,989,216                --
Fund merger (Note 4)
  Class A shares                                                                  12,051,967                --
Reinvestment of distributions at net asset value
  Class A shares                                                                  68,543,809        26,872,301
  Class B shares                                                                     804,519                --
  Class Y shares                                                                   1,211,841                --
Payments for redemptions
  Class A shares                                                             (4,610,927,088)   (3,376,885,865)
  Class B shares (Note 2)                                                       (47,855,995)                --
  Class Y shares                                                                (65,397,125)                --
_____________________________________________________________________________________________________________

Increase in net assets from capital share transactions                           737,518,907       100,583,449
_____________________________________________________________________________________________________________

Total increase in net assets                                                     737,520,400       100,590,083

Net assets at beginning of year                                               1,153,600,779     1,053,010,696
_____________________________________________________________________________________________________________
Net assets at end of year
  (including undistributed net investment income of
  $948 and $210)                                                              $1,891,121,179    $1,153,600,779
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE 13
                         Notes to Financial Statements

                         IDS Cash Management Fund
___________________________________________________________________
1. Summary of significant accounting policies

The fund is a series of IDS Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The fund offers Class A, Class B and Class Y shares. Class A shares have no sales charge. Class B shares, which the fund began offering on March 20, 1995, may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares, which the fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee and transfer agent fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the fund are summarized below:

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes

Since the fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, additional paid-in-capital and accumulated net realized loss have been increased by $978.

Dividends to shareholders

PAGE 14
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the fund at net asset value or payable in cash.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is accrued daily.
___________________________________________________________________
2. Expenses and sales charges

Under terms of a prior agreement that ended March 19, 1995, the fund paid AEFC a fee for managing its investments, recordkeeping and other specified services. The fee was a percentage of the fund's average daily net assets consisting of a group asset charge in reducing percentages from 0.34% to 0.26% annually.

Also under terms of a prior agreement, the fund paid AEFC a distribution fee at an annual rate of $6 per shareholder account and a transfer agency fee at an annual rate of $20 per shareholder account. The transfer agency fee was reduced by earnings on monies pending shareholder redemptions.

Effective March 20, 1995, when the fund began offering multiple classes of shares, the fund entered into agreements with AEFC for managing it's portfolio, providing administrative services and serving as transfer agent as follows: Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the fund's average daily net assets in reducing percentages from 0.31% to 0.24% annually. Under an Administrative Services Agreement, the fund pays AEFC for administration and accounting services at a percentage of the fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $20
o Class B $21
o Class Y $20

Also effective March 20, 1995, the fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services as follows: Under a Plan and Agreement of Distribution, the fund pays a distribution fee at an annual rate of 0.75% of the fund's average daily net assets attributable to Class B shares for distribution-related services.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges by American Express Financial Advisors Inc. for distributing Class B shares were $83,274 for the year ended July
31, 1995.

PAGE 15
The fund has a retirement plan for its independent directors. Upon retirement, directors receive monthly payments equal to one-half of the retainer fee for as many months as they served as directors up to 120 months. There are no death benefits. The plan is not funded but the fund recognizes the cost of payments during the time the directors serve on the board. The retirement plan expense amounted to $4,593 for the year ended July 31, 1995.
___________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities aggregated $11,090,712,483 and $10,366,394,110, respectively, for the year ended July 31, 1995. Realized gains and losses are determined on an identified cost basis.
___________________________________________________________________
4.Effective with the close of business on Nov. 18, 1994, IDS Planned Investment Account was acquired by IDS Cash Management Fund. The merger was accomplished by a tax free exchange of 12,051,967 shares of the IDS Cash Management Fund with a net asset value of $1 per share for net assets of $12,051,967 from the IDS Planned Investment Account.

5. Financial highlights

"Financial highlights" showing per share data and selected information is presented on page 6 of the prospectus.
PAGE 16

                       Investments in securities

                       IDS Cash Management Fund                                               (Percentages represent value of
                       July 31, 1995                                                      investments compared to net assets)
_____________________________________________________________________________________________________________________________
Issuer                                                     Annualized                     Amount                     Value(a)
                                                             yield on                 payable at
                                                              date of                   maturity
                                                             purchase
_____________________________________________________________________________________________________________________________
Certificates of deposit (5.2%)
Domestic (0.8%)
NationsBank North Carolina
09-12-95                                                       5.75%                 $ 7,000,000                $    7,000,000
NBD Bank Domestic
09-29-95                                                       5.70                    8,200,000                     8,200,000
                                                                                                                 _____________
Total                                                                                                               15,200,000
____________________________________________________________________________________________________________________________
Eurodollar (4.4%)
Banque Paribas Yankee
08-01-95                                                       6.19                   24,000,000                    24,000,000
Canadian Imperial Bank Yankee
08-01-95                                                       5.90                   12,000,000                    12,000,000
09-05-95                                                       5.89                    7,000,000                     7,000,389
04-04-96                                                       6.37                   10,000,000                    10,018,994
06-03-96                                                       6.40                   10,000,000                    10,000,000
Societe Generale Yankee
06-13-96                                                       6.30                   10,000,000                    10,000,000
07-22-96                                                       6.05                   10,000,000                    10,000,000
                                                                                                                 _____________
Total                                                                                                               83,019,383
_____________________________________________________________________________________________________________________________
Total certificates of deposit
(Cost: $98,219,383)                                                                                                 98,219,383
_____________________________________________________________________________________________________________________________
Commercial paper (69.2%)
Banks and savings & loans (13.9%)
ABN AMRO Canada
08-28-95                                                       5.79                    9,000,000                     8,961,120
ABN AMRO North Amer Finance
10-13-95                                                       5.71                   15,000,000                    14,828,754
10-13-95                                                       5.73                   27,000,000                    26,690,662
Bank New York Delaware
06-03-96                                                       6.32                    5,000,000                     5,000,000
Bank One Milwaukee
09-19-95                                                       5.74                    7,100,000                     7,100,000
Banque Paribas Canada
08-08-95                                                       5.97                   16,000,000                    15,981,520
Ciesco LP
08-25-95                                                       5.74                    5,400,000                     5,379,480
09-08-95                                                       5.76                   10,980,000                    10,913,705
09-14-95                                                       5.76                   10,400,000                    10,327,292
09-14-95                                                       5.92                   10,900,000                    10,822,331
09-21-95                                                       5.92                   12,000,000                    11,900,890
Deutsche Bank Financial
09-11-95                                                       5.74                   15,000,000                    14,902,967
Dresdner US Finance
09-06-95                                                       5.84                   12,000,000                    11,931,000
See accompanying notes to investments in securities.
PAGE 17
First Chicago
02-16-96                                                       5.79                   10,000,000 (c)                 9,996,994
Fleet Funding
08-10-95                                                       6.02                   12,200,000 (b)                12,181,761
08-11-95                                                       5.78                    1,800,000 (b)                 1,797,125
08-29-95                                                       5.77                      619,000 (b)                   616,241
09-08-95                                                       5.77                   15,000,000 (b)                14,909,275
Kredietbank
North Amer Finance
08-25-95                                                       6.22                    5,000,000                     4,979,733
Natl Australia Funding
Delaware
10-05-95                                                       5.70                   15,000,000                    14,847,792
10-05-95                                                       5.71                   15,000,000                    14,847,521
Societe Generale North Amer
08-25-95                                                       5.93                    5,500,000                     5,478,477
08-25-95                                                       5.94                    8,100,000                     8,068,248
Wachovia Bank
08-02-95                                                       5.98                   20,000,000                    20,000,000
                                                                                                                 _____________
Total                                                                                                              262,462,888
_____________________________________________________________________________________________________________________________
Beverages & tobacco (0.6%)
Coca-Cola
08-03-95                                                       6.01                   11,500,000                   11,496,218
_____________________________________________________________________________________________________________________________
Broker dealers (7.4%)
Goldman Sachs
Group LP
08-01-95                                                       6.63                   10,000,000                    10,000,000
09-12-95                                                       5.99                   15,000,000                    14,896,750
09-15-95                                                       5.97                   22,000,000                    21,838,575
10-18-95                                                       5.76                   25,000,000                    24,692,333
Merrill Lynch
08-02-95                                                       6.00                   10,400,000                    10,398,278
08-04-95                                                       5.99                      300,000                       299,851
08-17-95                                                       5.99                    8,000,000                     7,978,844
08-24-95                                                       6.18                    9,000,000                     8,965,213
08-25-95                                                       5.78                   11,000,000                    10,957,833
09-14-95                                                       5.75                   20,000,000                    19,860,667
01-26-96                                                       5.87                   10,000,000 (c)                10,000,000
                                                                                                                 _____________
Total                                                                                                              139,888,344
______________________________________________________________________________________________________________________________
Building materials (0.4%)
Illinois Tool Works
08-29-95                                                       5.76                    7,600,000                    7,566,129
_____________________________________________________________________________________________________________________________
Commercial finance (1.7%)
PACCAR Financial
08-16-95                                                       5.76                   10,000,000                     9,976,125
USL Capital
08-24-95                                                       5.77                    2,300,000                     2,291,580
09-07-95                                                       5.76                    9,755,000                     9,697,651
09-08-95                                                       5.79                   10,000,000                     9,939,306
                                                                                                                 _____________
Total                                                                                                               31,904,662
_____________________________________________________________________________________________________________________________
Consumer finance - personal loans (3.8%)
Avco Financial
08-07-95                                                       5.99                   10,607,000                    10,596,499
08-28-95                                                       5.77                   17,000,000                    16,926,815
Household Finance
08-01-95                                                       5.99                   10,000,000                    10,000,000
08-07-95                                                       5.99                   15,000,000                    14,985,125
08-30-95                                                       5.76                   10,200,000                    10,153,001
09-08-95                                                       5.77                   10,000,000                     9,939,517
                                                                                                                 _____________
Total                                                                                                               72,600,957
______________________________________________________________________________________________________________________________
Electronics (0.7%)
Siemens
08-24-95                                                       5.77                    5,800,000                     5,778,730
09-13-95                                                       5.77                    6,600,000                     6,554,829
                                                                                                                 _____________
Total                                                                                                               12,333,559

PAGE 18
_____________________________________________________________________________________________________________________________
Energy (1.7%)
Alabama Power
08-25-95                                                       5.76                    7,000,000                     6,973,260
Chevron Transport
09-06-95                                                       5.79                   15,000,000 (b)                14,913,900
09-07-95                                                       5.78                    9,600,000 (b)                 9,543,365
                                                                                                                 _____________
Total                                                                                                               31,430,525
_____________________________________________________________________________________________________________________________
Financial services (13.3%)
A.I. Credit
08-28-95                                                       5.76                   16,600,000                    16,528,786
Amer General
08-17-95                                                       5.96                   11,000,000                    10,971,058
09-12-95                                                       5.77                   12,800,000 (b)                12,714,432
Associates
North Amer
08-15-95                                                       5.99                    9,600,000                     9,577,787
08-23-95                                                       5.76                   13,200,000                    13,153,859
Beneficial
09-05-95                                                       5.78                   10,000,000                     9,944,194
01-23-96                                                       5.84                   10,000,000 (c)                10,000,000
CIT Group Holdings
08-11-95                                                       5.99                   17,800,000                    17,770,581
08-15-95                                                       5.98                    8,000,000                     7,981,520
09-06-95                                                       5.79                   12,600,000                    12,527,550
Commercial Credit
08-03-95                                                       5.95                   19,500,000                    19,493,554
Corporate Asset
Funding
08-04-95                                                       5.96                    4,800,000 (b)                 4,797,612
08-11-95                                                       5.98                   15,000,000 (b)                14,975,291
09-22-95                                                       5.76                    7,000,000 (b)                 6,942,367
10-10-95                                                       5.73                   10,000,000                     9,890,139
General Electric
Capital
10-10-95                                                       5.70                   15,000,000                    14,836,083
10-16-95                                                       5.73                    6,000,000                     5,928,560
05-06-96                                                       6.39                   10,000,000                    10,000,000
General Electric
Capital Services
08-22-95                                                       5.78                    5,200,000                     5,182,558
Toyota Motor Credit
08-02-95                                                       5.98                    8,000,000                     7,998,680
Transamerica Financial
08-18-95                                                       5.76                   13,100,000                    13,064,554
08-25-95                                                       5.76                    5,500,000                     5,478,990
USAA Capital
09-22-95                                                       5.73                    6,200,000                     6,149,222
09-28-95                                                       5.73                    6,600,000                     6,539,709
                                                                                                                 _____________
Total                                                                                                              252,447,086
_____________________________________________________________________________________________________________________________
Food (2.6%)
Cargill Financial Markets
08-16-95                                                       5.76                   14,500,000 (b)                14,465,381
Cargill Global Funding
08-29-95                                                       5.93                    5,800,000 (b)                 5,773,520
CPC Intl
08-30-95                                                       5.76                    4,725,000                     4,703,190
09-25-95                                                       5.96                   20,000,000 (b)                19,820,639
PepsiCo
08-18-95                                                       5.97                    4,400,000                     4,387,741
                                                                                                                ______________
Total                                                                                                               49,150,471
_____________________________________________________________________________________________________________________________
Health care (2.1%)
Amgen
10-20-95                                                       6.23                    8,400,000                     8,287,067
10-20-95                                                       6.24                   10,000,000                     9,865,556
08-18-95                                                       5.78                   11,000,000                    10,969,093
Sandoz
10-05-95                                                       5.74                   11,500,000                    11,382,061
                                                                                                                ______________
Total                                                                                                               40,503,777

PAGE 19
_____________________________________________________________________________________________________________________________
Industrial equipment & services (0.6%)
Mobil Australia Finance
Delaware
08-22-95                                                       5.75                   11,732,000 (b)               11,692,854
_____________________________________________________________________________________________________________________________
Industrial transportation (3.3%)
Consolidated Rail
08-04-95                                                       5.98                   15,000,000 (b)                14,992,600
08-31-95                                                       5.83                   10,000,000 (b)                 9,952,083
09-22-95                                                       5.89                   10,000,000 (b)                 9,916,367
09-22-95                                                       5.97                    7,400,000 (b)                 7,337,256
Norfolk Southern
08-30-95                                                       5.95                   11,000,000 (b)                10,947,897
09-18-95                                                       5.97                   10,300,000 (b)                10,219,385
                                                                                                                ______________
Total                                                                                                               63,365,588
_____________________________________________________________________________________________________________________________
Insurance (6.8%)
Aon
08-22-95                                                       6.04                   10,000,000                     9,965,292
11-06-95                                                       5.95                    2,700,000                     2,657,805
Lincoln Natl
08-09-95                                                       5.77                   20,000,000 (b)                19,974,489
09-05-95                                                       5.78                    5,300,000 (b)                 5,270,629
09-15-95                                                       5.76                   13,000,000 (b)                12,907,212
Pacific Mutual Life
08-03-95                                                       5.91                      900,000                       899,708
08-16-95                                                       5.89                   14,100,000                    14,065,808
09-07-95                                                       5.76                   12,000,000                    11,929,700
SAFECO Credit
09-12-95                                                       5.74                    4,000,000                     3,973,493
09-22-95                                                       5.80                   13,000,000                    12,892,216
St. Paul Companies
08-18-95                                                       5.76                   10,000,000 (b)                 9,972,989
08-23-95                                                       5.77                    3,500,000 (b)                 3,487,723
09-06-95                                                       5.77                   20,000,000 (b)                19,885,400
                                                                                                                ______________
Total                                                                                                              127,882,464
_____________________________________________________________________________________________________________________________
Media (0.3%)
Dun & Bradstreet
10-31-95                                                       5.75                    5,300,000                    5,224,306
_____________________________________________________________________________________________________________________________
Retail (3.8%)
Colgate Palmolive
08-07-95                                                       5.99                    6,000,000 (b)                 5,994,050
08-21-95                                                       5.94                    7,500,000 (b)                 7,475,500
09-20-95                                                       5.77                   10,000,000 (b)                 9,920,694
10-20-95                                                       5.76                   15,000,000 (b)                14,811,000
Penney (JC)
Funding
08-03-95                                                       5.98                   10,000,000                     9,996,706
08-29-95                                                       5.77                    7,900,000                     7,864,731
09-08-95                                                       5.76                   15,000,000                    14,909,433
                                                                                                                 _____________
Total                                                                                                               70,972,114
_____________________________________________________________________________________________________________________________
Utilities - gas (1.2%)
Ameritech
12-11-95                                                       5.94                    6,000,000                     5,873,060
Southern California Gas
08-09-95                                                       6.51                    9,299,000 (b)                 9,285,981
08-14-95                                                       6.45                    7,000,000 (b)                 6,984,201
                                                                                                                ______________
Total                                                                                                               22,143,242

PAGE 20
_____________________________________________________________________________________________________________________________
Utilities - telephone (4.4%)
AT&T Capital
08-23-95                                                       5.78                   13,000,000                    12,954,319
10-16-95                                                       5.72                    9,800,000                     9,683,315
BellSouth Capital Funding
08-02-95                                                       6.07                   10,000,000                     9,998,339
Southwestern Bell Capital
08-04-95                                                       5.96                    6,500,000 (b)                 6,496,788
08-08-95                                                       6.62                   10,000,000 (b)                 9,987,556
08-21-95                                                       5.94                    4,100,000 (b)                 4,086,607
09-01-95                                                       5.91                   10,000,000 (b)                 9,949,625
09-12-95                                                       5.75                    5,000,000 (b)                 4,966,167
US WEST Communications
09-08-95                                                       5.92                    7,100,000                     7,056,158
09-20-95                                                       5.97                    8,900,000                     8,827,440
                                                                                                                ______________
Total                                                                                                               84,006,314
_____________________________________________________________________________________________________________________________
Miscellaneous (0.6%)
United Parcel Service
09-08-95                                                       5.96                   11,500,000                   11,428,745
_____________________________________________________________________________________________________________________________
Total commercial paper
(Cost: $1,308,500,243)                                                                                          $1,308,500,243

PAGE 21
_____________________________________________________________________________________________________________________________
Letters of credit (24.9%)
ABN Amro-
Sci Systems
08-10-95                                                       5.78                    6,200,000                    6,191,088
Bank of Amer-
AES Barbers Point
08-17-95                                                       5.77                   25,000,000                   24,936,222
09-22-95                                                       5.76                    2,000,000                    1,983,533
09-22-95                                                       5.77                   10,000,000                    9,917,378
Bank of Amer-
Hyundai Motor Finance
08-29-95                                                       5.80                    5,000,000                    4,977,561
Banque Paribas-
Cogentrix of Richmond
08-15-95                                                       5.78                   22,000,000                   21,950,806
08-18-95                                                       5.78                   11,000,000                   10,970,132
Banque Paribas-
Southeast Paper
Manufacturing
09-06-95                                                       5.82                    6,000,000                    5,965,320
09-07-95                                                       6.05                    7,000,000                    6,957,337
Barclays Bank-
Banco Nacional De Mexico
09-28-95                                                       5.81                   10,000,000                    9,907,361
Barclays Bank-
Banco Real Estate
10-25-95                                                       5.80                   17,000,000                   16,770,405
10-25-95                                                       6.29                   23,000,000                   22,668,736
Barclays Bank-
Corporacion Andina De Forento
08-15-95                                                       6.06                    8,000,000                    7,981,427
Canadian Imperial Bank-
Commed Fuel
09-25-95                                                       5.81                    8,605,000                    8,529,407
Credit Agricole-
Louis Dreyfus Series B
08-11-95                                                       5.99                   10,000,000                    9,983,500
08-18-95                                                       5.80                   10,000,000                    9,972,800
08-21-95                                                       5.80                   20,000,000                   19,936,000
09-08-95                                                       5.81                   11,200,000                   11,131,786
Credit Suisse-
Cemex
08-17-95                                                       6.11                    8,900,000                    8,876,227
Credit Suisse-
Cosco
09-11-95                                                       5.93                   20,000,000                   19,866,522
Credit Suisse-
Cosco Cayman
08-23-95                                                       6.00                   10,000,000                    9,963,700
Credit Suisse-
Pemex Capital
08-02-95                                                       5.88                   12,000,000                   11,998,057
08-02-95                                                       6.01                    8,000,000                    7,998,671
09-05-95                                                       5.99                   12,500,000                   12,428,177
09-20-95                                                       5.93                   15,000,000                   14,878,333
09-27-95                                                       5.94                    8,500,000                    8,421,269
10-05-95                                                       5.71                   10,000,000                    9,898,438
10-17-95                                                       5.75                    5,000,000                    4,939,363
10-17-95                                                       5.76                   10,000,000                    9,878,511
Credit Suisse-
Sinochem Amer
09-25-95                                                       5.84                    6,000,000                    5,947,017
10-10-95                                                       5.77                   10,000,000                    9,889,361
First Natl Bank Chicago-
Commed Fuel
08-09-95                                                       6.02                    7,658,000                    7,647,908
08-16-95                                                       5.98                   13,783,000                   13,748,887
08-29-95                                                       5.77                   16,902,000                   16,826,673
09-18-95                                                       5.74                    6,500,000                    6,450,773
Societe Generale-
JMG Funding
08-22-95                                                       5.78                   27,000,000                   26,909,437
Societe Generale-
Michelin Tire
09-07-95                                                       5.91                   15,000,000                   14,909,813

PAGE 22
Swiss Bank-
Enterprise Capital Funding
08-11-95                                                       5.77                    9,500,000 (b)                9,484,853
Toronto Dominion Bank-
Franciscan Services
08-14-95                                                       5.77                   30,050,000                   29,987,713
_____________________________________________________________________________________________________________________________
Total letters of credit
(Cost: $471,680,502)                                                                                            $  471,680,502
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $1,878,400,128)(d)                                                                                       $1,878,400,128
_____________________________________________________________________________________________________________________________

PAGE 23
_____________________________________________________________________________________________________________________________

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the
    Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
    This security has been determined to be liquid under guidelines established by the board of directors.
(c) Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 1995.
(d) Also represents the cost of securities for federal income tax purposes at July 31, 1995.

PAGE 24
IDS mutual funds

Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposits (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) cornucopia

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 25
IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) federal building

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with eagle head

PAGE 26
Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Retirement Fund

Invests in a combination of common stocks, fixed-income investments and money market securities to seek a maximum total return through a combination of growth of capital and current income.

(icon of) bird in a nest

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three apple trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

PAGE 27
IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) electrical cord

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) four puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale

Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Growth Fund

Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

PAGE 28
IDS Global Growth Fund

Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS New Dimensions Fund

Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) prism

IDS Progressive Fund

Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative IDS mutual fund.

(icon of) cart of precious gems

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.
PAGE 29


                         Federal income tax information

                         IDS Cash Management Fund

___________________________________________________________________

The fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year.
Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent in January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Cash Management Fund
Fiscal year ended July 31, 1995

Class A

Income distributions -- taxable as dividend income, none qualifying for deduction by corporations.

Payable date           Per share

Aug. 29, 1994           $0.00310
Sept. 28, 1994           0.00343
Oct. 27, 1994            0.00328
Nov. 29, 1994            0.00398
Dec. 29, 1994            0.00413
Jan. 26, 1995            0.00402
Feb. 24, 1995            0.00427
March 29, 1995           0.00494
April 27, 1995           0.00437
May 26, 1995             0.00437
June 27, 1995            0.00479
July 27, 1995            0.00444

Total distributions     $0.04912

Class B

Income distributions -- taxable as dividend income, none qualifying for deduction by corporations.

Payable date           Per share

March 29, 1995          $0.00483
April 27, 1995           0.00378
May 26, 1995             0.00378
June 27, 1995            0.00414
July 27, 1995            0.00382

Total distributions     $0.02035

PAGE 30
Class Y

Income distributions -- taxable as dividend income,
none qualifying for deduction by corporations.
Payable date            Per share

March 29, 1995        $0.00494
April 27, 1995         0.00437
May 26, 1995           0.00437
June 27, 1995          0.00479
July 27, 1995          0.00444

Total distributions   $0.02291

PAGE 31
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
FINANCIAL
ADVISORS


IDS CASH MANAGEMENT FUND
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 32
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report and
                                         prospectus are placed
                                         in blue strip at the top
                                         of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report and prospectus.        parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.